EMPLOYEE BENEFITS (Details 2) (Options, USD $)	12 Months Ended
Sep. 30, 2012
Range of Exercise Prices, $5.45 - $5.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 5.45
Exercise price high end of range (in dollars per share)	$ 5.99
Options Outstanding - Number (in shares)	15,000
Options Outstanding - Weighted Average Remaining Contractual Life	6 years 3 months 22 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 5.69
Options Exercisable - Number (in shares)	15,000
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 5.69
Range of Exercise Prices, $6.00 - $6.69
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 6.00
Exercise price high end of range (in dollars per share)	$ 6.99
Options Outstanding - Number (in shares)	44,500
Options Outstanding - Weighted Average Remaining Contractual Life	6 years 4 months 17 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6.62
Options Exercisable - Number (in shares)	42,767
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 6.64
Range of Exercise Prices, $7.00 - $7.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 7.00
Exercise price high end of range (in dollars per share)	$ 7.99
Options Outstanding - Number (in shares)	85,500
Options Outstanding - Weighted Average Remaining Contractual Life	6 years 1 month 24 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 7.66
Options Exercisable - Number (in shares)	83,834
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 7.67
Range of Exercise Prices, $8.00 - $8.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 8.00
Exercise price high end of range (in dollars per share)	$ 8.99
Options Outstanding - Number (in shares)	13,750
Options Outstanding - Weighted Average Remaining Contractual Life	6 years 10 months 10 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 8.38
Options Exercisable - Number (in shares)	13,750
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 8.38
Range of Exercise Prices, $9.00 - $8.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 9.00
Exercise price high end of range (in dollars per share)	$ 9.99
Options Outstanding - Number (in shares)	49,500
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 5 months 23 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 9.55
Options Exercisable - Number (in shares)	45,500
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.56
Range of Exercise Prices, $10.00 - $11.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 10.00
Exercise price high end of range (in dollars per share)	$ 11.99
Options Outstanding - Number (in shares)	156,857
Options Outstanding - Weighted Average Remaining Contractual Life	5 years 1 month 6 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 11.12
Options Exercisable - Number (in shares)	132,907
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 11.12
Range of Exercise Prices, $12.00 - $13.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 12.00
Exercise price high end of range (in dollars per share)	$ 13.99
Options Outstanding - Number (in shares)	183,256
Options Outstanding - Weighted Average Remaining Contractual Life	4 years 25 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 12.94
Options Exercisable - Number (in shares)	163,056
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 12.96
Range of Exercise Prices, $14.00 - $18.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 14.00
Exercise price high end of range (in dollars per share)	$ 18.99
Options Outstanding - Number (in shares)	81,573
Options Outstanding - Weighted Average Remaining Contractual Life	3 years 7 months 2 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 16.14
Options Exercisable - Number (in shares)	81,573
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 16.14
Range of Exercise Prices, $5.45 - $18.99
Options outstanding, by range of exercise prices
Exercise price low end of range (in dollars per share)	$ 5.45
Exercise price high end of range (in dollars per share)	$ 18.99
Options Outstanding - Number (in shares)	629,936
Options Outstanding - Weighted Average Remaining Contractual Life	4 years 8 months 12 days
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 11.20
Options Exercisable - Number (in shares)	578,387
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 11.19